[FRONT COVER]

ANNUAL REPORT     NOVEMBER 30, 2001

Oppenheimer Select Managers
Gartmore Millennium
Growth Fund II


[LOGO]  OPPENHEIMERFUNDS/R/
THE RIGHT WAY TO INVEST

[INSIDE FRONT COVER

OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

OBJECTIVE
OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II seeks long-term capital appreciation.

NARRATIVE BY AARON HARRIS AND NICK FORD, PORTFOLIO MANAGERS
Since its inception on February 16, 2001 through the end of its fiscal year on November 30, 2001, Oppenheimer Select Managers Gartmore Millennium Growth Fund II Class A shares returned -24.40% versus -19.02% for the Russell Midcap Growth Index, its benchmark index.

Absolute performance was impaired by the broad-based market decline that drove all major U.S. equity indices into negative terrority. Only three sectors posted positive gains within the Russell Midcap Growth Index during the period: integrated oils, consumer staples, and materials and processing. However, these sectors did not have much of an impact, since together they represented less than 6% of the index.

Until just recently, we had steadily decreased our technology weighting as capital spending continued to decline and earnings uncertainty rose. We also added to our positions within the consumer staples, financial services and healthcare sectors.

Toward the end of the period,we began to move out of defensive names and into more economically sensitive names. We increased our weightings within the technology and consumer cyclicals sectors,and decreased our holdings in the consumer staples and utility sectors.

Our stock selection and our underweighted position in technology were major contributors to our performance.New defense-related positions also benefited from America's new posture on defense. Finally, our financial holdings, including the Doral Financial Corp. (1.4% of the Fund as of November 30, 2001), also performed well due to lower interest rates and record housing ownership rates, respectively.

Going forward, we believe that the increased liquidity brought into the economy as a result of the Fed's interest rate reductions will provide positive stimulus for the equity markets--especially technology stocks. We have also increased our number of holdings and our representation across sectors. We made small allocations to the following sectors: autos and transportation, integrated oils, materials and processing, and other energy.

Although it is impossible to predict when the market will recover, we are reasonably confident that our carefully chosen stocks from several sectors will provide investors with ongoing strong returns over the long term. That's why we remain committed to our strategy of investing selectively in innovative companies in growing industries; and that's what makes Oppenheimer Select Managers Gartmore Millennium Growth Fund II part of The Right Way to Invest.


SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. The performance data shown represents past performance and does not guarantee future results. The principal value and return of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.



2 Oppenheimer Select Managers Gartmore Millennium Growth Fund II

FUND PERFORMANCE

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until November 30, 2001. Performance is measured from the inception of each Class. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestment of all dividends and capital gains distributions.

Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses.While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Gartmore Millennium Growth Fund II
Russell Midcap Growth Index


                Oppenheimer
                Select
                Managers
                Gartmore                Russell
                Millennium              Midcap
                Growth                  Growth
                Fund II                 Index

02/16/01        9,425                   10,000
02/28/01        8,520                   10,000
05/31/01        8,548                    9,950
08/31/01        7,154                    8,611
11/30/01        7,125                    8,799



CUMULATIVE TOTAL RETURN OF CLASS A SHARES OF THE FUND AT 11/30/01
SINCE INCEPTION         -28.75%



3 Oppenheimer Select Managers Gartmore Millennium Growth Fund II

FUND PERFORMANCE

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Gartmore Millennium Growth Fund II
Russell Midcap Growth Index

                Oppenheimer
                Select
                Managers
                Gartmore                Russell
                Millennium              Midcap
                Growth                  Growth
                Fund II                 Index

02/16/01        10,000                  10,000
02/28/01         9,030                  10,000
05/31/01         9,050                   9,950
08/31/01         7,560                   8,611
11/30/01         7,135                   8,799

CUMULATIVE TOTAL RETURN OF CLASS B SHARES OF THE FUND AT 11/30/01
SINCE INCEPTION         -28.66%



CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Gartmore Millennium Growth Fund II
Russell Midcap Growth Index

                Oppenheimer
                Select
                Managers
                Gartmore                Russell
                Millennium              Midcap
                Growth                  Growth
                Fund II                 Index

02/16/01        10,000                  10,000
02/28/01         9,030                  10,000
05/31/01         9,040                   9,950
08/31/01         7,550                   8,611
11/30/01         7,435                   8,799


CUMULATIVE TOTAL RETURN OF CLASS C SHARES OF THE FUND AT 11/30/01
SINCE INCEPTION         -25.65%


4 Oppenheimer Select Managers Gartmore Millennium Growth Fund II

FUND PERF0RMANCE

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Gartmore Millennium Growth Fund II
Russell Midcap Growth Index

                Oppenheimer
                Select
                Managers
                Gartmore                Russell
                Millennium              Midcap
                Growth                  Growth
                Fund II                 Index

03/01/01        10,000                  10,000
05/31/01        10,000                   9,950
08/31/01         8,355                   8,611
11/30/01         8,228                   8,799

CUMULATIVE TOTAL RETURN OF CLASS N SHARES OF THE FUND AT 11/30/01
SINCE INCEPTION         -17.72%


CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Gartmore Millennium Growth Fund II
Russell Midcap Growth Index

                Oppenheimer
                Select
                Managers
                Gartmore                Russell
                Millennium              Midcap
                Growth                  Growth
                Fund II                 Index
02/16/01     10,000     10,000
02/28/01     9,040      10,000
05/31/01     9,070       9,950
08/31/01     7,600       8,611
11/30/01     7,570       8,799

CUMULATIVE TOTAL RETURN OF CLASS Y SHARES OF THE FUND AT 11/30/01
SINCE INCEPTION         -24.30%



CLASS A, B, C, N & Y INDEX PERFORMANCE INFORMATION BEGINS ON 2/28/01.

5 Oppenheimer Select Managers Gartmore Millennium Growth Fund II



STATEMENT OF INVESTMENTS       NOVEMBER 30, 2001

                                                                                                                  MARKET VALUE
                                                                                              SHARES              SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
Common Stocks - 87.3%
---------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 2.3%
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.3%
---------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                                            2,100               $ 37,506
---------------------------------------------------------------------------------------------------------------------------
SCP Pool Corp.                                                        (1)                       750                 19,357
                                                                                                           ----------------
                                                                                                                    56,863
---------------------------------------------------------------------------------------------------------------------------
METALS - 1.0%
---------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                            1,200                 42,996
---------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 4.1%
---------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.0%
---------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                          500                 41,575
---------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 2.5%
---------------------------------------------------------------------------------------------------------------------------
Administaff, Inc.                                                     (1)                       800                 23,344
---------------------------------------------------------------------------------------------------------------------------
Cintas Corp.                                                                                    800                 34,192
---------------------------------------------------------------------------------------------------------------------------
Jacobs Engineering Group, Inc.                                        (1)                       500                 34,475
---------------------------------------------------------------------------------------------------------------------------
Mobile Mini, Inc.                                                     (1)                       530                 16,955
                                                                                                           ----------------
                                                                                                                   108,966
---------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Knight Transportation, Inc.                                           (1)                       960                 26,688
---------------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - 2.1%
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 2.1%
---------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A                                                 (1)                       900                 39,591
---------------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc.                                  (1)                     1,500                 49,200
                                                                                                           ----------------
                                                                                                                    88,791
---------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 13.3%
---------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 2.4%
---------------------------------------------------------------------------------------------------------------------------
Gentex Corp.                                                          (1)                     1,200                 28,632
---------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                   3,500                 73,255
                                                                                                           ----------------
                                                                                                                   101,887
---------------------------------------------------------------------------------------------------------------------------
CONSUMER SERVICES - 2.5%
---------------------------------------------------------------------------------------------------------------------------
eBay, Inc.                                                            (1)                     1,000                 68,070
---------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., Cl. A                                          (1)                     1,100                 40,755
                                                                                                           ----------------
                                                                                                                   108,825
---------------------------------------------------------------------------------------------------------------------------
MEDIA - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.                                                               1,600                 46,608
---------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                (1)                     1,100                 44,968
---------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 6.2%
---------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.                                               (1)                     1,900                 61,693
---------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                    (1)                       700                 49,973
---------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc.                                             (1)                       900                 40,500
---------------------------------------------------------------------------------------------------------------------------
O'Reilly Automotive, Inc.                                             (1)                       600                 20,064
---------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                         (1)                     1,100                 19,360
---------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                  800                 30,152
---------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                                 (1)                     1,100                 42,746
                                                                                                           ----------------
                                                                                                                   264,488


6  Oppenheimer Select Managers Gartmore Millennium Growth Fund II


STATEMENT OF INVESTMENTS   CONTINUED

                                                                                                                  MARKET VALUE
                                                                                              SHARES              SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 4.0%
---------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special                                          (1)                       570               $ 21,660
---------------------------------------------------------------------------------------------------------------------------
EDUCATION - 1.4%
---------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., Cl. A                                             (1)                     1,000                 44,880
---------------------------------------------------------------------------------------------------------------------------
DigitalThink, Inc.                                                    (1)                     1,800                 15,156
                                                                                                           ----------------
                                                                                                                    60,036
---------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Starbucks Corp.                                                       (1)                     1,700                 30,124
---------------------------------------------------------------------------------------------------------------------------
FOOD - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.                                                (1)                     1,940                 49,082
---------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 0.3%
---------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                                         240                 14,278
---------------------------------------------------------------------------------------------------------------------------
ENERGY - 3.5%
---------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 1.8%
---------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                 640                 13,715
---------------------------------------------------------------------------------------------------------------------------
Nabors Industries, Inc.                                               (1)                       760                 23,940
---------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                             (1)                       560                 25,345
---------------------------------------------------------------------------------------------------------------------------
Transocean Sedco Forex, Inc.                                                                    480                 13,584
                                                                                                           ----------------
                                                                                                                    76,584
---------------------------------------------------------------------------------------------------------------------------
OIL:  DOMESTIC - 1.7%
---------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co.                                                (1)                       800                 10,784
---------------------------------------------------------------------------------------------------------------------------
Noble Affiliates, Inc.                                                                          950                 31,065
---------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.                                             (1)                     1,210                 15,488
---------------------------------------------------------------------------------------------------------------------------
Spinnaker Exploration Co.                                             (1)                       400                 16,588
                                                                                                           ----------------
                                                                                                                    73,925
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 5.9%
---------------------------------------------------------------------------------------------------------------------------
BANKS - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Regions Financial Corp.                                                                       1,000                 28,770
---------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 4.3%
---------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                     800                 40,024
---------------------------------------------------------------------------------------------------------------------------
Doral Financial Corp.                                                                         1,800                 58,374
---------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                                                           (1)                     2,900                 47,212
---------------------------------------------------------------------------------------------------------------------------
Synovus Financial Corp.                                                                       1,600                 37,600
                                                                                                           ----------------
                                                                                                                   183,210
---------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Willis Group Holdings Ltd.                                            (1)                     1,700                 40,256
---------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 25.0%
---------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 16.3%
---------------------------------------------------------------------------------------------------------------------------
American Medical Systems Holdings, Inc.                               (1)                     2,000                 34,060
---------------------------------------------------------------------------------------------------------------------------
Biogen, Inc.                                                          (1)                       500                 29,455
---------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.                                        (1)                     1,500                 38,415
---------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.                                             (1)                       900                 63,720
---------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division)                                      (1)                       500                 27,310
---------------------------------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.                                            (1)                       500                 35,150
---------------------------------------------------------------------------------------------------------------------------
Immunex Corp.                                                         (1)                     1,500                 40,500


7  Oppenheimer Select Managers Gartmore Millennium Growth Fund II


STATEMENT OF INVESTMENTS   CONTINUED

                                                                                                                  MARKET VALUE
                                                                                             SHARES               SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs - continued
---------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.                                                      (1)                       500               $ 34,125
---------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc.                                            (1)                     2,600                103,584
---------------------------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.                                             (1)                       600                 20,376
---------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A                                   (1)                     1,100                 65,010
---------------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.                                                       (1)                     1,000                 44,100
---------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.                                      (1)                     1,800                 61,362
---------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.                                             (1)                       500                 24,240
---------------------------------------------------------------------------------------------------------------------------
Protein Design Labs, Inc.                                             (1)                     1,100                 41,459
---------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR                                                        600                 35,100
                                                                                                           ----------------
                                                                                                                   697,966
---------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 8.7%
---------------------------------------------------------------------------------------------------------------------------
Accredo Health, Inc.                                                  (1)                       500                 18,480
---------------------------------------------------------------------------------------------------------------------------
AdvancePCS, Inc.                                                      (1)                     1,000                 27,690
---------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.                                          (1)                       900                 21,654
---------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                                         600                 20,322
---------------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                                                  1,300                 36,387
---------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                           530                 36,210
---------------------------------------------------------------------------------------------------------------------------
DIANON Systems, Inc.                                                  (1)                       500                 24,200
---------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                         (1)                     1,000                 48,810
---------------------------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings, Inc.                            (1)                       500                 38,450
---------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                                1,600                 59,632
---------------------------------------------------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B                                (1)                     1,000                 41,910
                                                                                                           ----------------
                                                                                                                   373,745
---------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 27.1%
---------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 4.0%
---------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.                                         (1)                     1,700                 53,618
---------------------------------------------------------------------------------------------------------------------------
Redback Networks, Inc.                                                (1)                    15,200                 63,536
---------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                              3,300                 52,569
                                                                                                           ----------------
                                                                                                                   169,723
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES - 2.2%
---------------------------------------------------------------------------------------------------------------------------
Emulex Corp.                                                          (1)                       700                 22,827
---------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.                                                          (1)                     1,146                 44,786
---------------------------------------------------------------------------------------------------------------------------
Sungard Data Systems, Inc.                                            (1)                       900                 25,254
                                                                                                           ----------------
                                                                                                                    92,867
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 6.2%
---------------------------------------------------------------------------------------------------------------------------
Axcelis Technologies, Inc.                                            (1)                     2,700                 36,747
---------------------------------------------------------------------------------------------------------------------------
EarthLink, Inc.                                                       (1)                     5,000                 74,000
---------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.                                                 (1)                       300                 18,138
---------------------------------------------------------------------------------------------------------------------------
Intuit, Inc.                                                          (1)                       800                 35,120
---------------------------------------------------------------------------------------------------------------------------
McDATA Corp., Cl. B                                                   (1)                       900                 22,680
---------------------------------------------------------------------------------------------------------------------------
Saba Software, Inc.                                                   (1)                     2,600                 14,950
---------------------------------------------------------------------------------------------------------------------------
Sybase, Inc.                                                          (1)                     2,600                 37,440
---------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc.                                                        (1)                       700                 26,152
                                                                                                           ----------------
                                                                                                                   265,227

8  Oppenheimer Select Managers Gartmore Millennium Growth Fund II


STATEMENT OF INVESTMENTS   CONTINUED

                                                                                                                MARKET VALUE
                                                                                           SHARES               SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 5.0%
---------------------------------------------------------------------------------------------------------------------------
BISYS Group, Inc. (The)                                               (1)                       400             $   23,536
---------------------------------------------------------------------------------------------------------------------------
Finisar Corp.                                                         (1)                     1,500                 16,230
---------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                     (1)                       500                 41,690
---------------------------------------------------------------------------------------------------------------------------
Newport Corp.                                                                                 1,000                 17,770
---------------------------------------------------------------------------------------------------------------------------
Polycom, Inc.                                                         (1)                       900                 31,077
---------------------------------------------------------------------------------------------------------------------------
Riverstone Networks, Inc.                                             (1)                     1,200                 18,816
---------------------------------------------------------------------------------------------------------------------------
Terayon Communication Systems, Inc.                                   (1)                     5,500                 66,330
                                                                                                           ----------------
                                                                                                                   215,449
---------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 9.7%
---------------------------------------------------------------------------------------------------------------------------
Altera Corp.                                                          (1)                     1,500                 34,140
---------------------------------------------------------------------------------------------------------------------------
Applied Micro Circuits Corp.                                          (1)                     4,800                 65,424
---------------------------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                 (1)                     1,800                 60,138
---------------------------------------------------------------------------------------------------------------------------
InVision Technologies, Inc.                                           (1)                     1,600                 40,240
---------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                      (1)                     1,100                 55,253
---------------------------------------------------------------------------------------------------------------------------
Nanometrics, Inc.                                                     (1)                     1,100                 25,135
---------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                                                (1)                     1,000                 38,070
---------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp.                                                          (1)                       900                 49,176
---------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc.                                                        (1)                     1,700                 47,362
                                                                                                           ----------------
                                                                                                                   414,938
                                                                                                           ----------------
Total Common Stocks (Cost $3,579,977)                                                                            3,740,495

                                                                                           PRINCIPAL
                                                                                           AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 9.9%
---------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 2.08%, dated 11/30/01, to be repurchased at $425,074 on 12/3/01,
collateralized by U.S. Treasury Nts., 5.50%--7%, 12/31/01--7/15/06,
with a value of $271,372 and U.S. Treasury Bills, 2/28/02, with a
value of $162,232 (Cost $425,000)                                                          $425,000                425,000

---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $4,004,977)                                                  97.2%             4,165,495
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                 2.8                122,004
                                                                                    ----------------   --------------------
NET ASSETS                                                                                    100.0%            $4,287,499
                                                                                    ================   ====================



1.  Non-income-producing security.

See accompanying Notes to Financial Statements.




9  Oppenheimer Select Managers Gartmore Millennium Growth Fund II



STATEMENT OF ASSETS AND LIABILITIES         NOVEMBER 31, 2001


----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $4,004,977) - see accompanying statement                                             $4,165,495
----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                    701
----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                    230,121
Interest and dividends                                                                                                  980
Shares of beneficial interest sold                                                                                      221
                                                                                                         -------------------
Total assets                                                                                                      4,397,518

----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Investments purchased                                                                                               104,020
Legal, auditing and other professional fees                                                                           3,491
Trustees' compensation                                                                                                  328
Distribution and service plan fees                                                                                      153
Transfer and shareholder servicing agent fees                                                                            13
Other                                                                                                                 2,014
                                                                                                         -------------------
Total liabilities                                                                                                   110,019

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                       $4,287,499
                                                                                                         ===================

----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                  $5,497,535
----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                                                  (1,370,554)
----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                                                           160,518
                                                                                                         -------------------
NET ASSETS                                                                                                       $4,287,499
                                                                                                         ===================



10  Oppenheimer Select Managers Gartmore Millennium Growth Fund II



STATEMENT OF ASSETS AND LIABILITIES      CONTINUED         NOVEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$4,046,272 and 535,460 shares of beneficial interest outstanding)                                                     $7.56
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                           $8.02

----------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $94,984
and 12,642 shares of beneficial interest outstanding)                                                                 $7.51

----------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $114,111
and 15,202 shares of beneficial interest outstanding)                                                                 $7.51

----------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $31,375
and 4,166 shares of beneficial interest outstanding)                                                                  $7.53

----------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $757 and 100 shares of beneficial interest outstanding)                                                 $7.57



See accompanying Notes to Financial Statements.



11  Oppenheimer Select Managers Gartmore Millennium Growth Fund II



STATEMENT OF OPERATIONS

----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $57)                                                                 $14,920
----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                              9,576
                                                                                                         -------------------
Total income                                                                                                         24,496

----------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                      41,736
----------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                 365
Class B                                                                                                                 931
Class C                                                                                                                 315
Class N                                                                                                                  34
----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                               1,236
Class B                                                                                                                  37
Class C                                                                                                                  20
Class N                                                                                                                   5
Class Y                                                                                                               3,946
----------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                           7,581
----------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                2,914
----------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                   2,361
----------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                          1,480
----------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                              79
----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                 3,089
                                                                                                         -------------------
Total expenses                                                                                                       66,129
Less voluntary reimbursement of expenses                                                                               (344)
Less voluntary waiver of transfer and shareholder servicing agent fees-Class Y                                       (3,946)
                                                                                                         -------------------
Net expenses                                                                                                         61,839

----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                 (37,343)

----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                                          (1,370,554)
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments                                                 160,518
                                                                                                         -------------------
Net realized and unrealized gain (loss)                                                                          (1,210,036)

----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                            ($1,247,379)
                                                                                                         ===================


See accompanying Notes to Financial Statements.





12  Oppenheimer Select Managers Gartmore Millennium Growth Fund II




                                                                                                                PERIOD ENDED
                                                                                                                NOVEMBER 30, 2001(1)
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                                                                       ($37,343)
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                                         (1,370,554)
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                                                160,518
                                                                                                         -------------------
Net increase (decrease) in net assets resulting from operations                                                  (1,247,379)

----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                                                                           5,282,582
Class B                                                                                                              88,164
Class C                                                                                                             118,917
Class N                                                                                                              28,215
Class Y                                                                                                                  --

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                                    4,270,499
----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                  17,000 (2)
                                                                                                         -------------------
End of period                                                                                                    $4,287,499
                                                                                                         ===================


1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Reflects the value of the Manager's initial seed money investment at December 22, 2000.

See accompanying Notes to Financial Statements.




13  Oppenheimer Select Managers Gartmore Millennium Growth Fund II


FINANCIAL HIGHLIGHTS

                                                                  CLASS A                CLASS B                CLASS C
                                                                  --------------------   --------------------   -------------------
                                                                  PERIOD ENDED           PERIOD ENDED           PERIOD ENDED
                                                                  NOVEMBER 30, 2001(1)   NOVEMBER 30, 2001(1)   NOVEMBER 30, 2001(1)
------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                                 $10.00                 $10.00                $10.00
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                    (.07)                  (.14)                 (.04)
Net realized and unrealized gain (loss)                               (2.37)                 (2.35)                (2.45)
                                                        --------------------   --------------------   -------------------
Total income (loss) from investment operations                        (2.44)                 (2.49)                (2.49)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $7.56                  $7.51                 $7.51
                                                        ====================   ====================   ===================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                  (24.40)%               (24.90)%              (24.90)%
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                             $4,046                    $95                  $114
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                    $4,255                   $118                   $40
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                                   (1.04)%                (1.93)%               (1.93)%
Expenses                                                              1.75%                  2.74%                 2.76%
Expenses, net of voluntary reimbursement of expenses                    N/A                  2.57%                 2.28%
Expenses, net of voluntary waiver of transfer agent fees                N/A                    N/A                   N/A
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                370%                   370%                  370%


1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.



14  Oppenheimer Select Managers Gartmore Millennium Growth Fund II



FINANCIAL HIGHLIGHTS    CONTINUED

                                                                           CLASS N                CLASS Y
                                                                           --------------------   -------------------
                                                                           PERIOD ENDED           PERIOD ENDED
                                                                           NOVEMBER 30, 2001(1)   NOVEMBER 30, 2001(2)
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                                         $9.06                $10.00
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                           (.03)                 (.05)
Net realized and unrealized gain (loss)                                      (1.50)                (2.38)
                                                               --------------------   -------------------
Total income (loss) from investment operations                               (1.53)                (2.43)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $7.53                 $7.57
                                                               ====================   ===================

---------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                                         (16.89)%              (24.30)%
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                       $31                    $1
---------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                               $9                    $1
---------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                                                          (1.53)%               (0.63)%
Expenses                                                                     2.27%               501.80%
Expenses, net of voluntary reimbursement of expenses                         1.74%               501.55%
Expenses, net of voluntary waiver of transfer agent fees-Class Y               N/A                 1.45%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                       370%                  370%



1.  For the period from March 1, 2001 (inception of offering) to November 30,
2001.
2. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.



15  Oppenheimer Select Managers Gartmore Millennium Growth Fund II

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Select Managers Gartmore Millennium Growth Fund II (the Fund), a series of Oppenheimer Select Managers, which operated under the name of Oppenheimer Select Managers Gartmore Millennium Growth Fund through May 10, 2001, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Villanova Mutual Fund Capital Trust (the Sub-Advisor).

The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

REPURCHASE AGREEMENTS The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.




16  Oppenheimer Select Managers Gartmore Millennium Growth Fund II

NOTES TO FINANCIAL STATEMENTS     CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES  continued
FEDERAL TAXES The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

As of November 30, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

EXPIRING
-------------------------------
2009          $      1,370,554

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the period ended November 30, 2001, amounts have been reclassified to reflect a decrease in paid-capital of $37,343. Accumulated net investment loss was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

INVESTMENT INCOME Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

SECURITY TRANSACTIONS Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

OTHER The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.




17  Oppenheimer Select Managers Gartmore Millennium Growth Fund II

NOTES TO FINANCIAL STATEMENTS     CONTINUED


2.   SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                         PERIOD ENDED NOVEMBER 30, 2001(1)
                                                         SHARES                   AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                                                     595,277                  $5,822,887
Dividends and/or distributions reinvested                     --                          --
Redeemed                                                 (61,217)                   (540,305)
                                              -------------------    ------------------------
Net increase (decrease)                                  534,060                  $5,282,582
                                              ===================    ========================

---------------------------------------------------------------------------------------------
CLASS B
Sold                                                      69,186                  $  598,656
Dividends and/or distributions reinvested                     --                          --
Redeemed                                                 (56,644)                   (510,492)
                                              -------------------    ------------------------
Net increase (decrease)                                   12,542                  $   88,164
                                              ===================    ========================

---------------------------------------------------------------------------------------------
CLASS C
Sold                                                      15,134                  $  119,151
Dividends and/or distributions reinvested                     --                          --
Redeemed                                                     (32)                       (234)
                                              -------------------    ------------------------
Net increase (decrease)                                   15,102                  $  118,917
                                              ===================    ========================

---------------------------------------------------------------------------------------------
CLASS N
Sold                                                       4,166                  $   28,215
Dividends and/or distributions reinvested                     --                          --
Redeemed                                                      --                          --
                                              -------------------    ------------------------
Net increase (decrease)                                    4,166                  $   28,215
                                              ===================    ========================

---------------------------------------------------------------------------------------------
CLASS Y
Sold                                                          --                  $       --
Dividends and/or distributions reinvested                     --                          --
Redeemed                                                      --                          --
                                              -------------------    ------------------------
Net increase (decrease)                                       --                  $       --
                                              ===================    ========================


     (1) For the period from February 16, 2001 (inception of offering) to November 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to November 30, 2001, for Class N shares.

3.  PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended November 30, 2001, were $20,357,099 and $15,406,568, respectively.

As of November 30, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $4,004,977 was:

Gross unrealized appreciation                   $          322,441
Gross unrealized depreciation                             (161,923)
                                                -------------------
Net unrealized appreciation (depreciation)      $          160,518
                                                ===================

18  Oppenheimer Select Managers Gartmore Millennium Growth Fund II

NOTES TO FINANCIAL STATEMENTS     CONTINUED

4.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.20% of the first $400 million of average annual net assets of the Fund, 1.10% of the next $400 million and 1.00% of average annual net assets in excess of $800 million. The Manager has voluntarily undertaken to assume certain Fund expenses. The Manager reserves the right to amend or terminate that expense assumption at any time. The Fund's management fee for the period ended November 30, 2001 was an annualized rate of 1.20%.

SUB-ADVISOR FEES The Manager has retained Villanova Mutual Fund Capital Trust as the Sub-Advisor to provide the day-to-day portfolio management of the Fund. For the period ended November 30, 2001, the Manager paid $20,797 to the Sub-Advisor.

TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares, effective January 1, 2001 and for all other classes, 0.35% per annum, effective October 1, 2001. Additionally, OFS has voluntarily waived the minimum fee for the Fund for the fiscal year ended November 30, 2001. The voluntary expense limits and waiver may be amended or withdrawn at any time.

DISTRIBUTION AND SERVICE PLAN FEES Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

------------------ ------------- ----------------- ---------------- ----------------- --------------- ----------------
PERIOD ENDED       AGGREGATE     CLASS A           COMMISSIONS ON   COMMISSIONS ON    COMMISSIONS     COMMISSIONS ON
                   FRONT-END     FRONT-END SALES   CLASS A SHARES   CLASS B SHARES    ON CLASS C      CLASS N SHARES
                   SALES         CHARGES           ADVANCED BY      ADVANCED BY       SHARES          ADVANCED BY
                   CHARGES ON    RETAINED BY       DISTRIBUTOR(1)   DISTRIBUTOR(1)    ADVANCED BY     DISTRIBUTOR(1)
                   CLASS A       DISTRIBUTOR                                          DISTRIBUTOR(1)
                   SHARES
------------------ ------------- ----------------- ---------------- ----------------- --------------- ----------------
November 30, 2001  $3,206        $1,464            $--              $3,180            $919            $272
------------------ ------------- ----------------- ---------------- ----------------- --------------- ----------------

     (1)The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

------------------- ---------------------- ----------------------- ----------------------- ------------------------
PERIOD ENDED        CLASS A CONTINGENT     CLASS B CONTINGENT      CLASS C CONTINGENT      CLASS N CONTINGENT
                    DEFERRED SALES         DEFERRED SALES          DEFERRED SALES          DEFERRED SALES CHARGES
                    CHARGES RETAINED BY    CHARGES RETAINED BY     CHARGES RETAINED BY     RETAINED BY DISTRIBUTOR
                    DISTRIBUTOR            DISTRIBUTOR             DISTRIBUTOR
------------------- ---------------------- ----------------------- ----------------------- ------------------------
November 30, 2001   $--                    $12                     $3                      $--
------------------- ---------------------- ----------------------- ----------------------- ------------------------



19  Oppenheimer Select Managers Gartmore Millennium Growth Fund II

NOTES TO FINANCIAL STATEMENTS     CONTINUED

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES continued
The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the period ended November 30, 2001, payments under the Class A plan totaled $365 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $70 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

-----------------------------------------------------------------------------------------------------------
DISTRIBUTION FEES PAID TO THE DISTRIBUTOR FOR THE PERIOD ENDED NOVEMBER 30,
2001, WERE AS FOLLOWS:
-----------------------------------------------------------------------------------------------------------
                                                                                    DISTRIBUTOR'S AGGREGATE
                                       AMOUNT          DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS     RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN         DISTRIBUTOR     UNDER PLAN                   CLASS
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS B PLAN        $931               $733            $8,474                       8.92%
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS C PLAN         315                253             4,484                       3.93
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS N PLAN          34                 21             1,043                       3.32
------------------- ------------------ --------------- ---------------------------- -----------------------




20  Oppenheimer Select Managers Gartmore Millennium Growth Fund II

NOTES TO FINANCIAL STATEMENTS     CONTINUED

5.  BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. Effective November 13, 2001, the Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.







21  Oppenheimer Select Managers Gartmore Millennium Growth Fund II

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of Oppenheimer Select Managers Gartmore Millennium Growth Fund II:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Select Managers Gartmore Millennium Growth Fund II (formerly known as Oppenheimer Select Managers Gartmore Millennium Growth Fund), which is a series of Oppenheimer Select Managers, including the statement of investments, as of November 30, 2001, and the related statement of operations for the period then ended, the statement of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Select Managers Gartmore Millennium Growth Fund II as of November 30, 2001, the results of its operations for the period then ended, the change in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP

Denver, Colorado
December 14, 2001









22  Oppenheimer Select Managers Gartmore Millennium Growth Fund II

FEDERAL INCOME TAX INFORMATION   UNAUDITED

In early 2002, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.






23  Oppenheimer Select Managers Gartmore Millennium Growth Fund II

OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

A Series of Oppenheimer Select Managers

OFFICERS AND TRUSTEES   James C. Swain, Chairman of the Board of Trustees
                        John V. Murphy,Trustee and President
                        William L.Armstrong,Trustee
                        Robert G.Avis,Trustee
                        George C. Bowen,Trustee
                        Edward L. Cameron,Trustee
                        Jon S. Fossel,Trustee
                        Sam Freedman,Trustee
                        C.Howard Kast,Trustee
                        Robert M. Kirchner,Trustee
                        F.William Marshall, Jr.,Trustee
                        Robert G. Zack,Vice President & Secretary
                        Brian W.Wixted,Treasurer
                        Robert J. Bishop, Assistant Treasurer
                        Scott T. Farrar, Assistant Treasurer
                        Katherine P. Feld, Assistant Secretary
                        Kathleen T. Ives, Assistant Secretary
                        Denis R. Molleur, Assistant Secretary

INVESTMENT ADVISOR      OppenheimerFunds, Inc.

SUB-ADVISOR             Villanova Mutual Fund Capital Trust

DISTRIBUTOR             OppenheimerFunds Distributor, Inc.

TRANSFER AND            OppenheimerFunds Services
SHAREHOLDER
SERVICING AGENT

CUSTODIAN OF PORTFOLIO  The Bank of New York
SECURITIES

INDEPENDENT AUDITORS    Deloitte & Touche LLP

LEGAL COUNSEL           Myer,Swanson,Adams & Wolf,P. C.

OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018


(C) Copyright 2002 OppenheimerFunds, Inc.All rights reserved.

RA0530.001.1130 January 29, 2002


























                                                 This page left intentionally
blank.



























































                                                 This page left intentionally
blank.

































































































     RA0530.001.1130               January 29, 2002